Revenue - Narrative (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Revenue recognized, customer commitments	98.00%	96.00%	98.00%	95.00%	96.00%	88.00%	20.00%
Agreement contract term			60 days
Deferred revenue	$ 4,800		$ 4,800		$ 4,100	$ 2,000
Deferred revenue recognized			603	$ 128	225	4	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, amount	$ 30,100		$ 30,100		$ 15,100	$ 9,900
Maximum
Concentration Risk [Line Items]
Agreement contract term			360 days
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage						41.00%
Remaining performance obligation, expected timing of satisfaction						24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage					54.00%
Remaining performance obligation, expected timing of satisfaction					24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	50.00%		50.00%
Remaining performance obligation, expected timing of satisfaction	24 months		24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage						40.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, expected timing of satisfaction						48 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage					42.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, expected timing of satisfaction					48 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	40.00%		40.00%
Remaining performance obligation, expected timing of satisfaction	2 years		2 years
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage			39.00%		66.00%
Accounts Receivable | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage			25.00%
Accounts Receivable | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage			25.00%